Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2018
Short-term provisions
Schedule of short-term provisions
		2018	2017
for the year ended 30 June	Note	Rm	Rm
Other provisions		552	522
Short-term portion of
long-term provisions	31	2 567	2 131
post-retirement benefit obligations	33	389	354

		3 508	3 007